Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
A Class
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 23,893	$ 21,758	$ 22,664
Institutional Class
Account Value [Line Items]
Account Value	28,275	26,123	26,915	$ 29,864	$ 27,753	$ 29,777	$ 27,375
Investor Class
Account Value [Line Items]
Account Value	26,937	25,022	26,011	28,990	27,110
Institutional Class
Account Value [Line Items]
Account Value	27,097	25,850	25,255
Investor Class
Account Value [Line Items]
Account Value	$ 26,879	25,705	25,235
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 25,548	24,082	23,678
Bloomberg High Yield Muni Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond
Account Value	$ 26,189	23,304	23,183
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 28,749	27,099	26,645	29,163	28,205	27,321	25,130
Bloomberg High Yield Muni Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond
Account Value	$ 33,602	29,901	29,745	33,073	29,484	$ 29,203	$ 26,595
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 28,498	26,862	26,412	28,908	27,958
Bloomberg High Yield Muni Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond
Account Value	$ 33,747	30,030	29,874	$ 33,216	$ 29,611
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 26,979	25,431	25,005
Bloomberg 3 Year Municipal Bond Index (2-4) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3 Year Municipal Bond Index (2-4)
Account Value	$ 26,653	25,489	25,206
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 26,979	25,431	25,005
Bloomberg 3 Year Municipal Bond Index (2-4) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3 Year Municipal Bond Index (2-4)
Account Value	$ 26,653	$ 25,489	$ 25,206